S000001571 [Member] Expense Example - Tax-Managed U.S. Mid & Small Cap Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,509
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	1,518
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,591
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	$ 2,271